CONDENSED CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues:
Total revenues	¥ 682,761	¥ 707,003	¥ 1,359,735	¥ 1,364,816
Expenses:
Interest expense	47,810	29,575	90,891	51,473
Costs of operating leases	91,269	82,953	176,894	164,841
Life insurance costs	102,377	119,698	222,097	220,715
Costs of goods and real estate sold	59,968	119,779	124,795	232,209
Services expense	140,050	145,237	267,177	267,774
Other (income) and expense	(1,031)	5,211	2,503	6,941
Selling, general and administrative expenses	155,479	135,872	302,265	267,954
Provision for credit losses	5,604	1,426	8,524	1,674
Write-downs of long-lived assets	452	145	538	253
Write-downs of securities	0	38	16	71
Total expenses	601,978	639,934	1,195,700	1,213,905
Operating Income	80,783	67,069	164,035	150,911
Equity in Net Income of Affiliates	11,619	8,005	16,804	6,624
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	2,673	5,486	3,628	8,589
Income before Income Taxes	95,075	80,560	184,467	166,124
Provision for Income Taxes	28,592	18,767	53,827	39,981
Net Income	66,483	61,793	130,640	126,143
Net Income Attributable to the Noncontrolling Interests	1,325	1,395	2,502	3,821
Net Income Attributable to the Redeemable Noncontrolling Interests	24	12	38	12
Net Income Attributable to ORIX Corporation Shareholders	¥ 65,134	¥ 60,386	¥ 128,100	¥ 122,310
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 56.05	¥ 51	¥ 109.92	¥ 102.96
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 55.96	¥ 50.93	¥ 109.76	¥ 102.85
Finance revenues
Revenues:
Total revenues	¥ 85,889	¥ 79,308	¥ 170,937	¥ 153,151
Gains (Losses) on investment securities and dividends
Revenues:
Total revenues	3,023	4,894	11,334	(746)
Operating leases
Revenues:
Total revenues	137,949	122,945	259,949	249,144
Life insurance premiums and related investment income
Revenues:
Total revenues	133,220	136,934	285,738	263,211
Sales of goods and real estate
Revenues:
Total revenues	82,140	133,722	173,800	265,020
Services income
Revenues:
Total revenues	¥ 240,540	¥ 229,200	¥ 457,977	¥ 435,036